Related Party Transactions (Details) - Schedule of outstanding at the reporting date - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of outstanding at the reporting date [Abstract]
Amounts owed by related parties, net	$ 1,147	$ 2,562